GOODWILL - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
GOODWILL
Impairment loss recognised in profit or loss, goodwill	¥ 0	¥ 0	¥ 0	¥ 0	¥ 3,735,000